Reconciliation of Unrecognized Tax Benefits, including Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,503	$ 1,222
Foreign currency translation adjustment	7
Reversal of tax uncertainties reserve	(707)
Accrued estimated interest	25	281
Ending balance	$ 828	$ 1,503